American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Growth ETF (ESGY)
May 31, 2024

Sustainable Growth ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Air Freight and Logistics — 0.8%
FedEx Corp.	304	77,204
United Parcel Service, Inc., Class B	313	43,485
		120,689
Automobile Components — 0.6%
Aptiv PLC(1)	1,133	94,334
Automobiles — 1.3%
Tesla, Inc.(1)	1,123	199,984
Beverages — 1.7%
Coca-Cola Co.	1,708	107,485
PepsiCo, Inc.	938	162,180
		269,665
Biotechnology — 1.8%
AbbVie, Inc.	1,095	176,558
Vertex Pharmaceuticals, Inc.(1)	220	100,175
		276,733
Broadline Retail — 5.4%
Amazon.com, Inc.(1)	4,520	797,509
eBay, Inc.	719	38,984
		836,493
Building Products — 1.0%
Trane Technologies PLC	383	125,417
Trex Co., Inc.(1)	331	28,625
		154,042
Capital Markets — 0.4%
S&P Global, Inc.	138	58,996
Chemicals — 0.7%
Linde PLC	232	101,041
Commercial Services and Supplies — 0.2%
Copart, Inc.(1)	489	25,946
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	59	47,784
Sysco Corp.	759	55,270
Target Corp.	321	50,127
		153,181
Distributors — 0.3%
Pool Corp.	123	44,717
Electrical Equipment — 0.3%
Eaton Corp. PLC	130	43,270
Electronic Equipment, Instruments and Components — 0.9%
CDW Corp.	308	68,875
Keysight Technologies, Inc.(1)	468	64,809
		133,684
Energy Equipment and Services — 0.4%
Schlumberger NV	1,498	68,743
Entertainment — 0.4%
Netflix, Inc.(1)	89	57,104
Financial Services — 5.7%
Block, Inc.(1)	747	47,868

Mastercard, Inc., Class A	705	315,184
Visa, Inc., Class A	1,880	512,225
		875,277
Food Products — 0.3%
Mondelez International, Inc., Class A	619	42,420
Ground Transportation — 1.4%
Saia, Inc.(1)	57	23,340
Uber Technologies, Inc.(1)	1,918	123,826
Union Pacific Corp.	297	69,148
		216,314
Health Care Equipment and Supplies — 0.9%
Dexcom, Inc.(1)	119	14,134
IDEXX Laboratories, Inc.(1)	236	117,280
		131,414
Health Care Providers and Services — 3.3%
Cigna Group	270	93,047
Elevance Health, Inc.	64	34,463
UnitedHealth Group, Inc.	760	376,481
		503,991
Hotels, Restaurants and Leisure — 1.3%
Airbnb, Inc., Class A(1)	375	54,349
Chipotle Mexican Grill, Inc.(1)	20	62,590
Hilton Worldwide Holdings, Inc.	443	88,866
		205,805
Insurance — 0.5%
Progressive Corp.	359	75,814
Interactive Media and Services — 10.8%
Alphabet, Inc., Class A(1)	6,593	1,137,292
Meta Platforms, Inc., Class A	1,132	528,452
		1,665,744
IT Services — 1.8%
Accenture PLC, Class A	573	161,752
MongoDB, Inc.(1)	94	22,190
Okta, Inc.(1)	539	47,798
Snowflake, Inc., Class A(1)	388	52,838
		284,578
Leisure Products — 0.4%
YETI Holdings, Inc.(1)	1,443	58,788
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	589	76,811
Danaher Corp.	260	66,768
West Pharmaceutical Services, Inc.	117	38,775
		182,354
Machinery — 0.4%
Deere & Co.	53	19,862
Xylem, Inc.	343	48,370
		68,232
Pharmaceuticals — 4.3%
Eli Lilly & Co.	372	305,166
Novo Nordisk AS, ADR	2,001	270,695
Zoetis, Inc.	469	79,524
		655,385
Professional Services — 0.6%
Automatic Data Processing, Inc.	356	87,192

Semiconductors and Semiconductor Equipment — 14.8%
Advanced Micro Devices, Inc.(1)	1,188	198,277
Analog Devices, Inc.	206	48,305
Applied Materials, Inc.	919	197,659
ASML Holding NV, NY Shares	125	120,044
Broadcom, Inc.	88	116,912
NVIDIA Corp.	1,454	1,594,064
		2,275,261
Software — 20.9%
Adobe, Inc.(1)	163	72,496
Cadence Design Systems, Inc.(1)	534	152,889
Crowdstrike Holdings, Inc., Class A(1)	208	65,243
Datadog, Inc., Class A(1)	348	38,343
Dynatrace, Inc.(1)	922	42,163
Intuit, Inc.	236	136,040
Microsoft Corp.	5,283	2,193,132
PagerDuty, Inc.(1)	980	18,591
Palo Alto Networks, Inc.(1)	174	51,314
Salesforce, Inc.	849	199,039
ServiceNow, Inc.(1)	273	179,342
Workday, Inc., Class A(1)	324	68,510
		3,217,102
Specialized REITs — 0.5%
Equinix, Inc.	92	70,194
Specialty Retail — 3.2%
Burlington Stores, Inc.(1)	74	17,764
CarMax, Inc.(1)	599	42,086
Home Depot, Inc.	597	199,917
TJX Cos., Inc.	1,679	173,105
Ulta Beauty, Inc.(1)	132	52,152
		485,024
Technology Hardware, Storage and Peripherals — 9.4%
Apple, Inc.	7,553	1,452,064
Textiles, Apparel and Luxury Goods — 0.7%
Crocs, Inc.(1)	167	25,992
Deckers Outdoor Corp.(1)	70	76,574
Lululemon Athletica, Inc.(1)	38	11,856
		114,422
Trading Companies and Distributors — 0.2%
United Rentals, Inc.	20	13,388
WW Grainger, Inc.	28	25,801
		39,189
TOTAL COMMON STOCKS (Cost $12,187,613)		15,345,186
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $9,895)	9,895	9,895
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $12,197,508)		15,355,081
OTHER ASSETS AND LIABILITIES — 0.1%		13,116
TOTAL NET ASSETS — 100.0%		$15,368,197

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.